CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 4:-	CASH AND CASH EQUIVALENTS

	December 31,
	2011	2010

Bank deposits in U.S. dollars (bearing an annual average interest rate of 1.37% and 0.75% for 2011 and 2010, respectively)	$1,300	$2,300
Bank deposits in NIS (bearing an annual average interest rate of 2.95% and 1.7% for 2011 and 2010, respectively)	2,924	3,832
Cash in banks	1,622	1,168

	$5,846	$7,300